SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS (Details)	6 Months Ended
	Jun. 30, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Warrants outstanding	23,774,343
Weighted average remaining contractual life (years)	1 year 1 month 28 days
Warrants Expiring December 18, 2021 [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	3,359,133
Exercise price | $ / shares	$ 0.25
Weighted average remaining contractual life (years)	25 days
Warrants Expiring August 13, 2022 [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	12,488,781	[1]
Exercise price | $ / shares	$ 0.09
Weighted average remaining contractual life (years)	7 months 2 days
Warrants Expiring August 31, 2022 [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	3,542,809	[1]
Exercise price | $ / shares	$ 0.09
Weighted average remaining contractual life (years)	2 months 1 day
Warrants Expiring April 16, 2023 [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	4,383,620
Exercise price | $ / shares	$ 0.35
Weighted average remaining contractual life (years)	3 months 29 days

[1]	The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company’s common shares on the TSX-V exceeds $0.12 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To June 30, 2021, the Company’s common shares have met the criterion for acceleration. The Company, however, has not accelerated the warrant expiry date.